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                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                                AIM CHARTER FUND

                        Supplement dated August 20, 2003
                      to the Prospectus dated March 3, 2003
                         as supplemented August 14, 2003


Effective August 20, 2003, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the Prospectus:

         "PORTFOLIO MANAGER(S)

         The advisors use a team approach to investment management. The individual member(s) of the team who is primarily responsible for the management of the fund's portfolio is

         o Ronald S. Sloan, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.

                  He is assisted by the Mid/Large Cap Core Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com)."



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                            INSTITUTIONAL CLASSES OF

                           AIM AGGRESSIVE GROWTH FUND
                               AIM BLUE CHIP FUND
                          AIM CAPITAL DEVELOPMENT FUND
                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                               AIM WEINGARTEN FUND

                        Supplement dated August 20, 2003
                    to the Prospectus dated March 3, 2003 as
           supplemented May 1, 2003, June 12, 2003 and August 14, 2003

This supplement supercedes and replaces in its entirety the supplement dated August 14, 2003.

Effective August 20, 2003, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS - CHARTER" on page 10 of the Prospectus:

         "CHARTER

o Ronald S. Sloan, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.

                  He is assisted by the Mid/Large Cap Core Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com)."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:

o      Investor Class Shares

o      Class A Shares(1)

o      Class B Shares

o      Class C Shares

o      Institutional Class Shares

o      Class K Shares


                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                       FOLLOWING CLASSES OF THE AIM FUNDS:

o      Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash
       Fund

o      Class A3 Shares of all AIM Funds

o      AIM Cash Reserve Shares of AIM Money Market Fund

o      Class B Shares of all AIM Funds, with the exception of AIM Floating Rate
       Fund

o      Class C Shares of all AIM Funds, with the exception of AIM Floating Rate
       Fund

o      Institutional Class Shares of all AIM Retail Funds

o      There is currently no like class of shares offered by the AIM Funds

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(1)    Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

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        SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE AIM FUNDS:

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o      Class A3 Shares of the AIM Funds

o      AIM Cash Reserve Shares of AIM Money Market Fund

o      Class B Shares of all AIM Funds

o      Class C Shares of all AIM Funds

o      Institutional Class Shares of all AIM Retail Funds

o      Class R Shares

                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                     FOLLOWING CLASSES OF THE INVESCO FUNDS:

o      Class A Shares of all INVESCO Funds(2)

o      Class B Shares of all INVESCO Funds

o      Class C Shares of all INVESCO Funds

o      Institutional Class Shares of all INVESCO Funds

o      There is currently no like class of shares offered by the INVESCO Funds

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(2)    The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

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